Deferred Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure of Deferred Income Tax (Abstract)
Deferred income taxes
15	Deferred income taxes

a)	Reconciliation of total tax recovery

The effective rate on the Corporation’s loss before income tax differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2022 $	2021 $	2020 $

Loss before income taxes	(37,991)	(36,589)	(26,059)

Income tax rate	28.50%	28.50%	28.50%

	(10,827)	(10,428)	(7,427)
Effect on income taxes of:
Non-deductible share-based compensation	600	650	343
Unrecognized temporary differences	10,192	9,749	7,055
Other non-deductible items	21	29	29
Income tax based on rates different from the Canadian tax rate	14	–	–

Income tax recovery	–	–	–

b)	Deferred income tax

The significant components of the Corporation’s deferred income tax are as follows:

	2022	2021	2020
	$	$	$
(Recast – note 2)
Deferred income tax liabilities:
Intangibles	–	–	–

Deferred income tax assets:
Non-capital losses	–	–	–

Net deferred income tax liability	–	–	–

The following reflects the balance of temporary differences for which no deferred income tax asset has been recognized:

	2022 $	2021 $	2020 $
			(Recast – note 2)

Non-capital losses	126,022	108,935	82,124
SR&ED expenditures	45,672	39,072	29,460
Non-refundable investment tax credits	7,481	5,189	5,053
Deductible share issuance costs	3,114	4,829	3,151
Long-term debt	26,697	18,248	6,707
Lease obligation	319	395	272
Property and equipment	592	78	(178)

c)	Non-capital losses

As at December 31, 2022, the Corporation had approximately $126,022 in losses available to reduce future taxable income. The benefit of these losses has not been recorded in the accounts as realization is not considered probable. These losses may be claimed no later than:

$

For the year ending December 31, 2025	738
2026	812
2027	1,085
2028	1,307
2029	487
2030	1,949
2031	3,758
2032	3,034
2033	3,248
2034	2,717
2035	4,141
2036	3,787
2037	7,020
2038	9,922
2039	12,941
2040	17,998
2041	20,486
2042	30,592
126,022

d)	Scientific research and experimental development expenditures

The Corporation has approximately $45,672 of unclaimed SR&ED expenditures, which may be carried forward indefinitely and used to reduce taxable income in future years. The potential income tax benefits associated with the unclaimed SR&ED expenditures have not been recognized in the accounts as realization is not considered probable.

e)	Non -refundable investment tax credits

The Corporation also has approximately $7,481 in non-refundable federal investment tax credits which may be carried forward to reduce taxes payable. These tax credits will be fully expired by 2040. The benefit of these tax credits has not been recorded in the accounts as realization is not considered probable.